Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 18,104,899	$ 34,431
Accounts receivable	3,329,653	210,540
Costs and profits in excess of billings on uncompleted contracts [note 8]	1,073,633	122,980
Investment tax credits receivable [note 9]	567,059	709,395
Current portion of deposits [note 12]	1,421,246	150,322
Contract assets	694,301
Other assets	145,996	106,954
Total current assets	25,336,787	1,334,622
Non-current assets
Deposits [note 12]	301,341	178,105
Strategic investments [note 10]	39,991,750	1,609,354
Property and equipment [note 13]	2,529,570	1,977,481
Right of use assets	3,701,000	3,742,769
Royalties receivable [note 11]	1,060,000	0
Investment tax credits receivable [note 9]	705,316
Intangible assets [note 15]	905,614	736,898
Total assets	74,531,378	9,579,229
Current liabilities
Accounts payable and accrued liabilities, carrying value	4,708,051	4,913,155
Billings in excess of costs and profits on uncompleted contracts [note 17]	6,592,972	3,084,657
Current portion of term loans [note 18]	12,208	496,000
Accounts payable to a trust beneficially owned by the controlling shareholder and CEO		284,956
Current portion of lease liabilities [note 14]	225,977	139,529
Convertible debentures [note 19]		2,898,358
Total current liabilities	11,539,208	11,816,655
Non-current liabilities
Lease liabilities [note 14]	2,762,565	3,845,497
Term loans [note 18]	100,499
Deferred income taxes [note 29]	706,000
Total liabilities	15,108,272	15,662,152
Shareholders' equity (deficiency) [note 20]
Common shares and warrants	67,950,069	47,073,243
Contributed surplus	10,480,310	6,679,730
Equity portion of convertible debentures [note 19]		401,760
Deficit	(19,007,273)	(60,237,656)
Total shareholders' equity (deficiency)	59,423,106	(6,082,923)
Total liabilities and shareholders' equity (deficiency)	$ 74,531,378	$ 9,579,229